Business combinations, acquisitions, sale and non-controlling interest	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business combinations, acquisitions, sale and non-controlling interest

12. Business combinations, acquisitions, sale and non-controlling interest

a) The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2016 and 2017:

Acquisitions and sale 2016

a) In January 2016, in order to expand and strengthen its operations in Brazil, the Company through its Brazilian subsidiary, acquired a controlling interest of 99.99% in Brazil Telecomunicações S.A. (“BRTel”), a company operating in the market for Pay TV, Internet and broadband services and serving various municipalities of Brazil under the BLUE brand. The amount paid for the business acquisition was Ps. 1,088,668, net of acquired cash. The goodwill recognized amounted to Ps. 1,046,253.

b) In May 2016, the Company acquired an additional non-controlling interest of 1.8% in Tracfone Wireless Inc. thereby obtaining 100% of its capital stock. The amount paid was Ps. 2,300,553 (US$ 124,673). This transaction was recorded as an equity transaction, and therefore, no gain or loss was recognized.

c) In May 2016, the Company through his subsidiary, América Móvil Perú, S.A.C. acquired 100% of the capital stock of Olo del Perú S.A.C. (“Olo”), and TVS Wireless S.A.C. (“TVS”). Olo and TVS provide telecommunications services throughout Peru and hold radio spectrum in the 2.5 GHz band. The transaction was conditioned to the obtention of the approval of the Peruvian regulator, such approval was finally obtained in December 2016. The amount of the transaction was Ps. 1,854,379 (US$. 102,343) net of acquired cash. In May 2016 the Company paid Ps. 152,214 (US$ 7,554) and in January 2017, after the approval, Ps. 2,079,095 (US$ 94,789). The goodwill recognized amounted to Ps. 1,454,333 in December 2016, Ps. 188,452 in December 2017 and Ps. 329,366 in December 2018.

d) Based on a 2014 shareholder agreement, the Company agreed to ensure a minimal free float of Telekom Austria shares in the market. Consequently, in July 2016, the Company sold shares corresponding to 7.8% of the outstanding common stock of Telekom Austria AG. This sale reduced the overall shareholding of América Movil in Telekom Austria AG from 59.70% to 51.89%. Additionally, in August 2016, the Company sold 0.89% of the outstanding common stock of Telekom Austria AG. Following the successful completion of this transaction, AMX’s stake was reduced to 51.0%. The amount of cash received for these transactions was Ps. 6,323,336. As América Móvil still retains control over Telekom Austria AG, these transactions were recorded as equity transactions.

e) In September 2016, the Company, through his subsidiary Tracfone, acquired certain assets of T-Mobile, that represented a business, which included the brands known as Walmart Mobile and Go Smart. These assets were acquired in order to expand the Company’s distribution channels, add an incremental revenue stream, and assist in the growth of subscribers. There was no cash exchanged in the acquisition. The goodwill recognized amounted to Ps. 1,251,464.

f) In November 2016, Telekom Austria Group acquired 100% of the Belarusian fixed-line operator Atlant Telecom (Atlant) and its subsidiary TeleSet. After the acquisition, Atlant was renamed velcom ACS. Both companies are the leading privately owned fixed-line operators in Belarus offering fixed-line broadband, IPTV and cable TV as well as a video and audio library. The acquisition of Atlant and TeleSet is a further step in Telekom Austria Group’s convergence strategy. The final allocation of consideration transferred will be determined once all necessary information regarding identifiable assets is available. The amount paid for the business acquisition was Ps. 582,931, net of acquired cash. The goodwill recognized amounted to Ps. 200,973.

Acquisitions 2017

a) In February 2017, Telekom Austria Group acquired 97.68% of Metronet telekomunikacije through its Croatian subsidiary Vipnet. Metronet is one of the leading alternative fixed business solutions providers in Croatia. The fair values of the assets acquired and liabilities assumed at the acquisition date are reported in the Europe segment. The amount paid for the business acquisition was Ps. 1,550,534, net of acquired cash. The goodwill recognized amounted to Ps. 502,574.

b) During 2017, the Company acquired through its subsidiaries, other entities for which if paid Ps. 3,249,164, net of acquired cash. The identified goodwill has been allocated to the Europe segment. The goodwill recognized amounted to Ps. 260,355.

c) The Company acquired an additional non-controlling interest in its Mexican entities for an amount of Ps. 23,881.

b) Consolidated subsidiaries with non-controlling interests

The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2017 and 2018 of TKA’s consolidated financial statements. The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the statements of financial position

	December 31,
	2017		2018
Assets:
Current assets	Ps.	29,128,486	Ps.	29,854,542
Non-current assets		150,225,260		131,407,408

Total assets	Ps.	179,353,746	Ps.	161,261,950

Liabilities and equity:
Current liabilities	Ps.	30,192,384	Ps.	36,822,034
Non-current liabilities		89,048,150		80,023,800

Total liabilities		119,240,534		116,845,834
Equity attributable to equity holders of the parent		25,808,318		22,621,625
Non-controlling interest (1)		34,304,894		21,794,491

Total equity	Ps.	60,113,212	Ps.	44,416,116

Total liabilities and equity	Ps.	179,353,746	Ps.	161,261,950

(1)	In 2017 this amount includes Ps. 14,942,886 for the subordinated perpetual fixed rate bond (see Note 19).

Summarized statements of comprehensive income

	For the year ended December 31,
	2016		2017		2018
Operating revenues	Ps.	85,185,177	Ps.	93,644,173	Ps.	100,716,444
Operating costs and expenses		81,590,233		86,920,692		95,984,880

Operating income	Ps.	3,594,944	Ps.	6,723,481	Ps.	4,731,564

Net income	Ps.	7,065,770	Ps.	5,656,132	Ps.	3,809,694

Total comprehensive income	Ps.	8,450,837	Ps.	7,737,797	Ps.	5,047,838

Net income attributable to:
Equity holders of the parent	Ps.	3,241,556	Ps.	2,884,627	Ps.	1,942,944
Non-controlling interest		3,824,214		2,771,505		1,866,750

	Ps.	7,065,770	Ps.	5,656,132	Ps.	3,809,694

Comprehensive income attributable to:
Equity holders of the parent	Ps.	4,311,801	Ps.	3,978,263	Ps.	2,574,397
Non-controlling interest		4,139,036		3,759,534		2,473,441

	Ps.	8,450,837	Ps.	7,737,797	Ps.	5,047,838